Convertible Loans	6 Months Ended
Nov. 30, 2016
Convertible Loans [Abstract]
CONVERTIBLE LOANS

7. CONVERTIBLE LOANS

On February 16, 2016, the Company issued a Convertible Promissory Note in favor of Crown Bridge Partners, LLC. The principal amount of the loan is $40,000 (forty thousand dollars) with an original issue discount of $4,000 (four thousand dollars) and carries an interest rate of 8% per annum. It becomes due and payable with accrued interest on February 16, 2017. Crown Bridge Partners LLC. has the option to convert the Note plus accrued interest into common shares of the Company, after 180 days. The conversion rate will be at a discount of 48% of the lowest price for ten days prior to the actual date of conversion. The Company has the right to prepay any part of the loan plus accrued interest up to 90 days from the issue date, subject to a cash payment of the principal plus 130% interest and 91 days through 180 for a cash payment of the principal plus 150% interest. The Company cannot prepay any amount outstanding after 180 days. The Company bifurcated the conversion feature and accounted for it as a derivative liability. The Company recorded the derivative liability at its fair value of $134,892 based on the Black Scholes Merton pricing model and a corresponding debt discount of $40,000 to be amortized utilizing the interest method of accretion over the term of the note. On July 14, 2016, the Company repaid the $40,000 of principle, $1,307 of accrued interest and a $20,965 early payment penalty. The Company fair valued the derivative on July 14, 2016 at $71,192 resulting in a gain on the change in the fair value for the six months of $17,664. As a result of repayment of the note the Company recognized the remaining debt discount of $28,493 and a $71,192 gain on settlement of debt.

On April 19, 2016, the Company issued a Convertible Promissory Note in favor of Crown Bridge Partners, LLC. The principal amount of the loan is $30,000 (forty thousand dollars) with an original issue discount of $3,500 (three thousand five hundred dollars) and carries an interest rate of 8% per annum. It becomes due and payable with accrued interest on April 19, 2017. Crown Bridge Partners L.L.C. has the option to convert the Note plus accrued interest into common shares of the Company, after 180 days. The conversion rate will be at a discount of 48% of the lowest price for ten days prior to the actual date of conversion. The Company has the right to prepay any part of the loan plus accrued interest up to 90 days from the issue date, subject to a cash payment of the principle plus 130% interest and 91 days through 180 for a cash payment of the principal plus 150% interest. The Company cannot prepay any amount outstanding after 180 days. The Company bifurcated the conversion feature and accounted for it as a derivative liability. The Company recorded the derivative liability at its fair value of $124,890 based on the Black Scholes Merton pricing model and a corresponding debt discount of $30,000 to be amortized utilizing the interest method of accretion over the term of the note. On November 1, 2016, $4,004 of principal was converted into 154,000 shares of common stock. Due to the conversion within the terms of the agreement, no gain or loss was recognized. At the time of conversion, the Company fair valued the derivative at $91,172 resulting in a loss on the change in the fair of $52,011. As of November 30, 2016, the Company again fair valued the derivative at $36,845 resulting in a gain on the change in the fair value for the six months of $88,045. In addition, $18,175 of the debt discount has been amortized to interest expense.

On May 9, 2016, the Company issued a Convertible Redeemable Note in favor of Adar Bays, LLC. The principal amount of the loan is $30,000 (forty thousand dollars) and carries an interest rate of 8% per annum. It becomes due and payable with accrued interest on May 9, 2017. Eagle Equities L.L.C. has the option to convert the Note plus accrued interest into common shares of the Company, at any time. The conversion rate will be at a discount of 52% of the lowest price for fifteen days prior to the actual date of conversion. The Company has the right to prepay any part of the loan plus accrued interest up to 90 days from the issue date, subject to a cash payment of the principal plus 130% interest and 91 days through 180 for a cash payment of the principal plus 150% interest. The Company cannot prepay any amount outstanding after 180 days. The Company recorded the derivative liability at its fair value of $108,800 based on the Black Scholes Merton pricing model and a corresponding debt discount of $30,000 to be amortized utilizing the interest method of accretion over the term of the note. On November 28, 2016, $3,000 of principle was converted into 229,850 shares of common stock. Due to the conversion within the terms of the agreement, no gain or loss was recognized. At the time of conversion, the Company fair valued the derivative at $40,273 resulting in a gain on the change in the fair of $8,331. As of November 30, 2016, the Company again fair valued the derivative at $38,092 resulting in a gain on the change in the fair value for the six months of $70,708. In addition, $16,841 of the debt discount has been amortized to interest expense.

On May 9, 2016, the Company issued a Convertible Redeemable Note in favor of Eagle Equities, LLC. The principle amount of the loan is $30,000 (forty thousand dollars) and carries an interest rate of 8% per annum. It becomes due and payable with accrued interest on May 9, 2017. Eagle Equities L.L.C. has the option to convert the Note plus accrued interest into common shares of the Company, at any time. The conversion rate will be at a discount of 52% of the lowest price for fifteen days prior to the actual date of conversion. The Company has the right to prepay any part of the loan plus accrued interest up to 90 days from the issue date, subject to a cash payment of the principal plus 130% interest and 91 days through 180 for a cash payment of the principal plus 150% interest. The Company cannot prepay any amount outstanding after 180 days. The Company recorded the derivative liability at its fair value of $108,800 based on the Black Scholes Merton pricing model and a corresponding debt discount of $30,000 to be amortized utilizing the interest method of accretion over the term of the note. As of November 30, 2016, the Company fair valued the derivative at $42,358 resulting in a gain on the change in the fair value for the six months of $66,442. In addition, $16,849 of the debt discount has been amortized to interest expense.

On May 10, 2016, the Company issued a Convertible Promissory Note in favor of Auctus Fund, L.L.C. The principle amount of the loan is $77,750 (seventy-seven thousand, seven hundred and fifty dollars) with an original issue discount of $6,750 (six thousand, seven hundred and fifty dollars) and carries an interest rate of 8% per annum. It becomes due and payable with accrued interest on May 10, 2017. Auctus Fund L.L.C. has the option to convert the Note plus accrued interest into common shares of the Company, at any time. The conversion rate will be at a discount of 52% of the lowest price for ten days prior to the actual date of conversion. The Company has the right to prepay any part of the loan plus accrued interest up to 90 days from the issue date, subject to a cash payment of the principal plus 135% interest and 91 days through 120 for a cash payment of the principal plus 140% interest. Days 121 through 150, pre-paying the principal plus accrued interest plus 145% interest and day 151 through 180 days plus interest of 150%. The Company cannot prepay any amount outstanding after 180 days.

The Company bifurcated the conversion feature and accounted for it as a derivative liability. The Company recorded the derivative liability at its fair value of $261,774 based on the Black Scholes Merton pricing model and a corresponding debt discount of $77,750 to be amortized utilizing the interest method of accretion over the term of the note. As of November 30, 2016, the Company fair valued the derivative at $99,176 resulting in a gain on the change in the fair value for the six months of $162,598. In addition, $57,468 of the debt discount has been amortized to interest expense.

On June 2, 2016, the Company issued a Convertible Promissory Note in favor of JSJ Investments Inc. The principle amount of the loan is $55,000 (fifty-five thousand dollars) with an original issue discount of $3,000 three thousand dollars) a payment of $2,000 (two thousand dollars) for the Note itself and it carries an interest rate of 8% per annum. It becomes due and payable with accrued interest on June 2, 2017. JSJ Investments, Inc. has the option to convert the Note plus accrued interest into common shares of the Company, at any time. The conversion rate will be at a discount of 52% of the lowest price for ten days prior to the actual date of conversion. The Company has the right to prepay any part of the loan plus accrued interest up to 90 days from the issue date, subject to a cash payment of the principal plus 135% interest and 91 days through 120 for a cash payment of the principal plus 140% interest. Day 121 through 150 days, pre-paying the principal plus accrued interest plus 145% interest and day 151 through 180 days plus interest of 150%. The Company cannot prepay any amount outstanding after 180 days. The Company bifurcated the conversion feature and accounted for it as a derivative liability. The Company recorded the derivative liability at its fair value of $167,895 based on the Black Scholes Merton pricing model and a corresponding debt discount of $55,000 to be amortized utilizing the interest method of accretion over the term of the note. As of November 30, 2016, the Company fair valued the derivative at $71,255 resulting in a gain on the change in the fair value for the six months of $96,640. In addition, $20,446 of the debt discount has been amortized to interest expense.

On June 14, 2016, the Company issued a Convertible Promissory Note in favor of Black Forest Capital LLC. The principle amount of the loan is $80,000 (eighty thousand dollars) with an original issue discount of $8,000 (eight thousand dollars) a payment of $2,000 (two thousand dollars) for the Note itself and it carries an interest rate of 8% per annum. It becomes due and payable with accrued interest on June 14, 2017. Black Forest Capital, L.L.C. has the option to convert the Note plus accrued interest into common shares of the Company, at any time. The conversion rate will be at a discount of 52% of the lowest price for ten days prior to the actual date of conversion. The Company has the right to prepay any part of the loan plus accrued interest up to 90 days from the issue date, subject to a cash payment of the principal plus 135% interest and 91 days through 120 for a cash payment of the principal plus 140% interest. Day 121 through 150 days, pre-paying the principleplus accrued interest plus 145% interest and day 151 through 180 days plus interest of 150%. The Company cannot prepay any amount outstanding after 180 days. The Company bifurcated the conversion feature and accounted for it as a derivative liability. The Company recorded the derivative liability at its fair value of $228,110 based on the Black Scholes Merton pricing model and a corresponding debt discount of $80,000 to be amortized utilizing the interest method of accretion over the term of the note. As of November 30, 2016, the Company fair valued the derivative at $113,985 resulting in a gain on the change in the fair value for the six months of $114,125. In addition, $37,041 of the debt discount has been amortized to interest expense.

A summary of outstanding convertible notes as of November 30, 2016, is as follows:

Note Holder	Issue Date	Maturity Date	Stated Interest Rate	Amount of Note	Repayments / Conversions	Principal Balance 11/30/2016
Crown Bridge Partners, LLC (1)	2/16/2016	2/16/2017	8%	$ 40,000	$ (40,000)	$ -
Crown Bridge Partners, LLC (2)	4/19/2016	4/19/2017	8%	30,000	(4,004)	25,996
Adar Bays, LLC (2)	5/9/2016	5/9/2017	8%	30,000	(3,000)	27,000
Eagle Equities, LLC	5/9/2016	5/9/2017	8%	30,000	-	30,000
Auctus Fund, LLC	5/10/2016	2/10/2017	8%	77,750	-	77,750
JSJ Investments Inc.	6/2/2016	2/26/2017	8%	55,000	-	55,000
Black Forest Capital LLC	6/14/2016	6/14/2017	8%	80,000	-	80,000
Total				$ 342,750	$ (47,004)	$ 295,746
(1)	This Note was repaid in full with cash on July 14, 2016.
(2)	Reductions are conversions to stock.

A summary of outstanding convertible notes as of November 30, 2016, is as follows:

Note Holder	Issue Date	Maturity Date	Stated Interest Rate	Amount of Note	Debt Discount	Net Principal Balance 11/30/2016
Crown Bridge Partners, LLC (1)	2/16/2016	2/16/2017	8%	$40,000	$(40,000)	$—
Crown Bridge Partners, LLC	4/19/2016	4/19/2017	8%	25,996	(7,821)	18,175
Adar Bays, LLC	5/9/2016	5/9/2017	8%	27,000	(10,159)	16,841
Eagle Equities, LLC	5/9/2016	5/9/2017	8%	30,000	(13,151)	16,849
Auctus Fund, LLC	5/10/2016	2/10/2017	8%	77,750	(20,282)	57,468
JSJ Investments Inc.	6/2/2016	2/26/2017	8%	55,000	(34,554)	20,446
Black Forest Capital LLC	6/14/2016	6/14/2017	8%	80,000	(42,959)	37,041
Total				$335,746	$(168,926)	$166,820

(1)	This Note was repaid in full on July 14, 2016.

A summary of the activity of the derivative liability for the notes above is as follows:

Balance at May 31, 2016	$510,596
Increase to derivative due to new issuances	396,005
Decrease due to debt settlement	(71,192)
Derivative (gain) due to mark to market adjustment	(433,697)
Balance at November 30, 2016	$401,712

On November 1, 2016, Crown Bridge Partners, LLC. converted $4,004 of the principal loan into 154,000 shares of common stock at $0.026 per share. The balance of the loan at November 30, 2016 is $25,996.

On November 22, 2016, Auctus Fund, L.L.C. converted $3,265.50 of the accrued unpaid interest into 250,000 shares of common stock at $0.01305 per share. The balance of the loan at November 30, 2016 is $77,750 and accrued interest is $77.34.